UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC  20549

               FORM 13F-HR/A

          FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER END: DECEMBER 31, 2001

CHECK HERE IF AMENDMENT {X};  AMENDMENT NUMBER:  1
THIS AMENDMENT (CHECK ONLY ONE);  {X} IS A RESTATEMENT
                                  { } ADDS NEW ENDINGS ENTRIES

INSTITUTIONAL INVENSTMENT MANAGER FILING THIS REPORT

NAME:          J.P. MORGAN CHASE & CO
ADDRESS:       270 PARK AVE
               NEW YORK, NY 10017
13F FILE NUMBER:     28-694

THE  INSTITUTIONAL INVESTMENT  MANAGER FILING THIS REPORT
AND THE PERSON BY WHOM IT IS SIGNED HEREBY  REPRESENT THAT
THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT ,
THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND
COMPLETE , AND  THAT  IT IS  UNDERSTOOD THAT ALL  REQUIRED
ITEMS ,  STATEMENTS ,  SCHEDULES , LISTS  AND  TABLES  ARE
CONSIDERED INTEGRAL PARTS OF THIS FORM

THE PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:          ANTHONY HORAN
TITLE:         CORPORATE SECRETARY
PHONE:            (212)270 7122
SIGNATURE, PLACE, AND DATE OF SIGNING:
ANTHONY HORAN        NEW YORK, NY          April 25, 2002

REPORT TYPE (CHECK ONLY ONE):

{X}      13F HOLDINGS REPORT

{ }      13F NOTICE

{ }      13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

             FORM 13F SUMMARY PAGE
REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS       :                   1
FORM 13F INFORMATION TABLE ENTRY TOTAL  :                   0
FORM 13F INFORMATION TABLE VALUE TOTAL  :                   0
LIST OF OTHER INCLUDED MANAGERS
NO.    13F FILE#    NAME

07        -        J.P.Morgan Partners (23A SBIC), LLC




                            FORM 13F INFORMATION TABLE                                               DECEMBER 31 2001      PAGE   1
                                 TITLE OF             VALUE       SHARES/ SH/ PUT/ INVSTMT               -----VOTING AUTHORITY-----
  NAME OF ISSUER                 CLASS      --CUSIP-- (X$1000)    PRN AMT PRN CALL DSCRETN MANAGERS         SOLE    SHARED     NONE
D QUESTCOR PHARMACEUTICALS INC   COMMON     74835Y101        0          0 SH  -    DEFINED 07                  0         0        0
